Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 552	$ 502
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	359	325
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	141	125
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 52	$ 52